Tax Matters - Deferred Taxes - Footnotes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit		$ 3,000	$ 2,900
Net deferred tax liability	[1]	30,099	26,145
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		654	732
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability		$ 30,800	$ 26,800

[1]	In 2016, Noncurrent deferred tax assets and other noncurrent tax assets ($654 million), and Noncurrent deferred tax liabilities ($30.8 billion). In 2015, Noncurrent deferred tax assets and other noncurrent tax assets ($732 million), and Noncurrent deferred tax liabilities ($26.8 billion).